Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Apr. 30, 2025	Oct. 31, 2024
US [Member] | Period end RMB:US $l exchange rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
US [Member] | Six months end average RMB:US $l exchange rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
RMB [Member] | Period end RMB:US $l exchange rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2014	7.125
RMB [Member] | Six months end average RMB:US $l exchange rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1825	7.1126